CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Current Assets:
Cash	$ 121,347	$ 95,815	$ 588
Marketable securities	1,260,000	1,260,000	0
ASSETS
Accounts receivable	303,792	300,708	0
Unbilled receivable	16,864,211	8,901,056
Investment tax credits	1,331,000	0
Inventory	517,000	517,000	0
Other current assets	4,582	4,583	0
Total Current Assets	20,401,932	11,079,162	588
Fixed assets, net	134,717	141,807	0
Intangible assets, net	1,640,430	1,603,430	0
Crypto currency tokens	2,700,000	2,700,000	0
Other assets	19,821,010	14,746,000
TOTAL ASSETS	44,698,089	30,270,399	588
Current Liabilities
Accrued project costs	14,294,385	7,132,768	44,500
Credit cards payable	3,677	1,980	0
Other accrued expenses	69,019	102,426	241,627
Total Current Liabilities	14,367,081	7,237,174	286,127
Non-Current Liabilities
Notes payable	142,413	136,944	126,350
Total Non-Current Liabilities	142,413	136,944	126,350
TOTAL LIABILITIES	14,509,494	7,374,118	412,477
Stockholders' Equity (Deficit)
Preferred Stock, $0.0001 par value, 100,000,000 shares authorized, 2,000,000 and 2,000,000 shares issued and outstanding, respectively.	200	200	0
Common stock, $0.0001 par value, 500,000,000 shares authorized, 58,608,825 and 58,608,825 shares issued and outstanding respectively.	5,861	5,861	5,531
Additional paid-in capital	39,470,278	39,470,278	9,765,828
Subscription receivable		0	(5,500)
Accumulated deficit	(2,631,517)	(9,950,869)	(10,177,748)
Total Stockholders' Equity (Deficit)	36,844,822	29,525,470	(411,889)
Non-controlling interests	(6,656,227)	(6,629,189)	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 44,698,089	$ 30,270,399	$ 588